ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
Schedule of Accounts Receivable

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivables - current	5,584,548,167	4,828,118,154
Allowance for doubtful accounts - current	(318,197,517)	(293,359,875)
Accounts receivable, net - current	5,266,350,650	4,534,758,279

Accounts receivables – non-current	—	27,543,511
Allowance for doubtful accounts – non-current	—	(1,138,553)
Accounts receivable, net – current – non-current	—	26,404,958

Schedule of Movement of Allowance for Doubtful Accounts

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
At beginning of year	264,656,904	256,605,518	318,197,517
Impact of adopting ASC Topic 326	—	—	(30,915,517)
Addition	149,029,546	166,432,303	26,581,139
Reversal	(157,080,932)	(104,840,304)	(20,503,264)
At end of year	256,605,518	318,197,517	293,359,875

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
At beginning of year	—	—	—
Impact of adopting ASC Topic 326	—	—	—
Addition	—	—	1,138,553
Reversal	—	—	—
At end of year	—	—	1,138,553